Income taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income taxes
6.4 Income taxes

(CHF in thousands)	2021	2020	2019

Current income taxes	7,051	4,107	4,200
Deferred income taxes	3,589	(1,024)	420
Income taxes	10,640	3,083	4,620

The income taxes reflected in the financial statements and the amount calculated at the expected tax rate reconcile as follows:

(CHF in thousands)		2021		2020		2019

(Loss)/Income before taxes		(159,588)		(24,441)		3,147
Expected tax rate / tax expense	19.7%	(31,439)	19.7%	(4,815)	19.7%	620
Income and expenses not subject to tax, net	-0.2%	280	0.7%	(167)	6.4%	201
Effects of (de-)recognition of tax losses	-0.4%	565	—%	—	—%	—
Local actual tax rate different to On’s expected average tax rate	-0.6%	963	-3.1%	759	(1.1)%	(34)
Non-deductible expenses	-25.4%	40,590	-30.5%	7,444	117.9%	3,711
Prior year adjustments and other items, net	0.2%	(318)	0.6%	(139)	6.9%	218
Effective tax rate / tax benefit	-6.7%	10,640	-12.6%	3,083	146.8%	4,620

The effective tax rate in 2021, 2020 and 2019 is significantly impacted by non-deductible expenses mainly related to share-based compensation.
On May 19, 2019, the Swiss electorate passed the Federal Act on Tax Reform and AHV Financing (TRAF). The tax reform abolished the tax regimes for holding, domiciliary and mixed companies as of January 1, 2020 and introduced new tax measures. To the extent that the tax reform requires cantonal and communal tax law changes, these had to be implemented through modification of the cantonal tax law. On September 1, 2019, in a public vote, the electorate of the canton of Zurich accepted the respective revision of the cantonal tax law. The TRAF and tax practice also foresee measures to ease the transition between the old and new tax regime.
The relevant changes to On include a decrease in the statutory income tax rate in the canton of Zurich, effective from January 1, 2021 and a corresponding decrease in the expected average tax rate.
Change of net deferred tax assets and liabilities:

(CHF in thousands)	2021	2020

Net amount at January 1	251	(1,001)
thereof deferred tax assets	5,915	1,849
thereof deferred tax liabilities	(5,664)	(2,849)
Taxes charged
to income statement	(3,589)	1,024
to other comprehensive income	(179)	319
Exchange differences	77	(92)
Net amount at December 31	(3,440)	251
thereof deferred tax assets	2,171	5,915
thereof deferred tax liabilities	(5,611)	(5,664)

Deferred tax assets and liabilities relate to the following items:

			12/31/21			12/31/20
(CHF in thousands)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Trade receivables	80	(977)	(896)	—	(817)	(817)
Inventories	619	(3,927)	(3,308)	3,393	(3,777)	(384)
Other current assets	716	—	716	1,008	(4)	1,004
Property, plant and equipment	—	(120)	(120)	4	(506)	(502)
Right-of-use assets	—	(3,771)	(3,771)	—	(2,445)	(2,445)
Intangible assets	—	(3,073)	(3,073)	—	(3,194)	(3,194)
Other current financial liabilities	837	—	837	566	(47)	519
Other current operating liabilities	—	(855)	(855)	—	(83)	(83)
Current provisions	82	—	82	80	—	80
Employee benefit obligations	1,153	—	1,153	1,109	—	1,109
Non-current provisions	136	—	136	128	(2)	126
Other non-current financial liabilities	3,105	—	3,105	2,106	(2)	2,104
Tax loss carryforwards	2,555	—	2,555	2,732	—	2,732
Deferred tax assets (liabilities)	9,283	(12,723)	(3,440)	11,127	(10,877)	250
Offsetting	(7,113)	7,113		(5,212)	5,213
Deferred tax assets (liabilities) on balance sheet	2,171	(5,611)	(3,440)	5,915	(5,664)	251
As of each reporting date, all tax loss carryforwards are capitalized as deferred tax assets.

Accounting policies	Income taxes include all current and deferred taxes which are based on income. Taxes which are not based on income, such as taxes on wealth and capital, are recorded as other operating expenses.

Where the final tax outcome is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. Deferred tax is recorded on the valuation differences (temporary differences) between the tax bases of assets and liabilities and their carrying values in the consolidated balance sheet. Deferred tax assets are recognized to the extent that it is probable that future taxable income will be available against which the temporary differences and tax losses can be offset.

Deferred income tax liabilities are provided for on taxable temporary differences arising from investments in subsidiaries, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by On and it is probable that the temporary difference will not reverse in the foreseeable future.
Current and deferred tax assets and liabilities are offset whenever they relate to the same taxing authority and taxable entity.

Significant judgments and accounting estimates	On is subject to income taxes in numerous jurisdictions and significant judgment is required in determining the worldwide provision for income taxes. The multitude of transactions and calculations implies estimates and assumptions. On recognizes liabilities on the basis of amounts expected to be paid to the tax authorities.
Deferred tax assets relate to deductible differences and, in certain cases, tax loss carry forwards, provided that their utilization appears probable. The recoverable value is based on forecasts of the corresponding taxable On entity over a period of several years. The capitalized tax loss carryforwards are essentially related to companies with transfer price arrangements in place, which will lead to a profit before tax. Therefore, the assumption is that the entities can use the tax losses. As actual results may differ from these forecasts, the deferred tax assets may need to be adjusted accordingly.